Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	9,798	10,176
Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,012	842
Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	329	255
Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	868	845
Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,344	1,738
Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	286	353
Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	79	78
Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	181	199
Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,381	2,404
Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,900	2,338
Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	685	555
Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	568	365
Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	164	202
Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	13,793	14,190
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	7,455	7,849
Performing [member] | Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	811	700
Performing [member] | Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	321	175
Performing [member] | Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	658	676
Performing [member] | Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	913	1,606
Performing [member] | Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	261	317
Performing [member] | Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	29	32
Performing [member] | Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	160	101
Performing [member] | Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,181	2,149
Performing [member] | Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	1,326	1,541
Performing [member] | Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	292	194
Performing [member] | Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	416	251
Performing [member] | Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	88	109
Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,022	5,626
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,343	2,327
Non-performing [member] | Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	201	142
Non-performing [member] | Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	8	81
Non-performing [member] | Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	210	170
Non-performing [member] | Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	432	132
Non-performing [member] | Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	25	36
Non-performing [member] | Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	50	47
Non-performing [member] | Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	21	98
Non-performing [member] | Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	200	255
Non-performing [member] | Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	574	796
Non-performing [member] | Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	393	362
Non-performing [member] | Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	152	113
Non-performing [member] | Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 76	€ 94